SECURITIES - UNREALIZED LOSSES NOT RECOGNIZED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Less Than 12 Months
Fair Value	$ 26,731	$ 8,104
Unrealized Loss	(167)	(18)
12 Months or More
Fair Value	12,969	14,748
Unrealized Loss	(272)	(207)
Total
Fair Value	39,700	22,852
Unrealized Loss	(439)	(225)
U.S. government-sponsored entities
Less Than 12 Months
Fair Value	10,215	4,992
Unrealized Loss	(50)	(8)
12 Months or More
Fair Value		998
Unrealized Loss		(2)
Total
Fair Value	10,215	5,990
Unrealized Loss	(50)	(10)
Residential agency mortgage-backed
Less Than 12 Months
Fair Value	16,516	3,112
Unrealized Loss	(117)	(10)
12 Months or More
Fair Value	12,969	13,750
Unrealized Loss	(272)	(205)
Total
Fair Value	29,485	16,862
Unrealized Loss	$ (389)	$ (215)